Employee Stock And Incentive Plan (Assumptions Used In The Pricing Model - Stock Options) (Details) (Stock Options [Member], USD $)	12 Months Ended
	Dec. 31, 2010 years	Dec. 31, 2009 years
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)	6.0	5.3
Risk-free interest rate	2.80%	2.20%
Expected volatility	26.70%	31.30%
Dividend yield	3.30%	3.00%
Grant date fair value per option	$ 3.49	$ 4.37